SCHEDULE OF SUPPLEMENTAL INFORMATION OPERATING LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases As Lessee
Operating cash flows from operating leases	$ 1,036,605	$ 991,584	$ 4,105,434	$ 4,005,952
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	102,599			2,305,199
Remeasurement of operating lease liabilities and right-of-use assets due to lease modifications	$ 358,358	$ 1,078,611	$ 2,908,554	$ 2,110,079
Weighted average remaining lease term (years) Operating leases	1 year 8 months 26 days	2 years 3 months 25 days	1 year 7 months 28 days	2 years 3 months 18 days
Weighted average discount rate (per annum) Operating leases	0.67%	0.19%	0.65%	0.19%
Operating cash flows from finance leases	$ 2,246
Financing cash flows from finance leases	223,454
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	$ 581,129
Weighted average remaining lease term (years) Finance leases	2 years 9 months 7 days
Weighted average discount rate (per annum) Finance leases	5.01%